CONSOLIDATED STATEMENTS OF CASH FLOWS (POINTER TELOCATION LTD. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
POINTER TELOCATION LTD. [Member]
Cash flows from operating activities:
Net income (loss)	$ (8,486)	$ 1,958	$ 525
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and impairment	12,710	5,568	8,252
Accrued interest and exchange rate changes of debenture and long-term loans	135	178	(85)
Accrued severance pay, net	487	(364)	(400)
Gain from sale of property and equipment, net	(95)	(93)	(377)
Equity in losses of affiliate	1,634	1,158	677
Amortization of stock-based compensation	515	121	367
Impairment loss of loan to minority shareholder in subsidiary (Note 1j)	489
Decrease (increase) in restricted cash	10	(133)
Decrease (increase) in trade receivables, net	(1,462)	(1,618)	1,955
Decrease (increase) in other accounts receivable and prepaid expenses	373	(436)	(308)
Decrease (increase) in inventories	(1,035)	(1,964)	128
Write-off of inventories	304	185	124
Deferred income taxes	170	1,322	773
Increase in long-term accounts receivable	(177)	(212)	(493)
Increase (decrease) in trade payables	452	981	(413)
Increase (decrease) in other accounts payable and accrued expenses	2,457	(127)	461
Net cash provided by operating activities	8,481	6,524	11,226
Cash flows from investing activities:
Decrease in other accounts receivable			279
Purchase of property and equipment	(4,445)	(4,481)	(3,442)
Proceeds from sale of property and equipment	1,050	641	1,215
Investments in affiliates	(1,740)	(1,490)	(640)
Acquisition of subsidiary (a)			(38)
Proceeds from sale of subsidiaries (b)	39
Net cash used in investing activities	(5,096)	(5,330)	(2,626)
Cash flows from financing activities:
Receipt of long-term loans from banks	8,384	5,090
Repayment of long-term loans from banks	(8,937)	(7,016)	(6,027)
Repayment of long-term loans from others	(1,071)	(1,122)	(32)
Dividend paid to non-controlling interest	(1,594)	(2,250)	(871)
Proceeds from issuance of shares and exercise of warrants, net	281	57
Short-term bank credit, net	(1,002)	2,656	(983)
Net cash used in financing activities	(3,939)	(2,585)	(7,913)
Effect of exchange rate changes on cash and cash equivalents	(211)	415	(186)
Increase (decrease) in cash and cash equivalents	(765)	(976)	501
Cash and cash equivalents at the beginning of the year	2,233	3,209	2,708
Cash and cash equivalents at the end of the year	1,468	2,233	3,209
Fair value of assets acquired and liabilities assumed at date of acquisition:
Working capital			(112)
Property and equipment			60
Customer list			24
Goodwill			456
Accrued severance pay, net			(12)
Non-controlling shareholders loan			(122)
Non-controlling interest			(256)
Cost of subsidiary			38
The subsidiaries' assets and liabilities at date of sale:
Working capital (excluding cash and cash equivalents)	32
Non-controlling interests	426
Loss from sale of subsidiaries	(110)
Receivables for sale of investments in subsidiaries	(309)
Proceeds from sale of subsidiaries	39
(c) Non-cash investing activity:
Purchase of property and equipment	309	45	221
Cash paid during the year for:
Interest	1,456	1,462	1,958
Income taxes		$ 40	$ 87